Stock-based Compensation Plans - Stock Options, Fair Value Assumptions (Details) - $ / shares	1 Months Ended			12 Months Ended
	Mar. 31, 2018	Feb. 28, 2018	Feb. 28, 2017	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)				761,508
Exercise price (CAD per share)				$ 41.31
Grant date fair value (CAD per share)				$ 3.46
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)	39,972	721,536	774,924
Exercise price (CAD per share)	$ 42.00	$ 41.27	$ 42.36
Grant date fair value (CAD per share)	$ 4.08	$ 3.43	$ 3.22
Valuation assumptions:
Dividend yield (percent)	3.70%	3.70%	3.80%
Expected volatility (percent)	15.70%	15.50%	16.10%
Risk-free interest rate	2.00%	2.10%	1.20%
Weighted average expected life (years)	5 years 7 months 6 days	5 years 7 months 6 days	5 years 7 months 6 days
Volume weighted average share price (period)				5 days